3. SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative liability	$ 2,342,989	$ 484,777	$ 2,004,159	$ 7,218,561
Asset retirement obligation	138,129	127,688
Level 1 [Member]
Derivative liability
Asset retirement obligation
Level 2 [Member]
Derivative liability
Asset retirement obligation
Level 3 [Member]
Derivative liability	2,342,989	484,777
Asset retirement obligation	$ 138,129	$ 127,688